Investments - Long-term Investments - Additional information (Detail) ¥ in Millions, $ in Millions		1 Months Ended				12 Months Ended
	Oct. 26, 2015 shares	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	May 31, 2017 USD ($)	May 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Oct. 30, 2017 USD ($)	Oct. 30, 2017 CNY (¥)
Schedule of Investments [Line Items]
Carrying amount of cost method investments						$ 3,300		¥ 12,900		¥ 21,800
Total purchase consideration attributable to the noncontrolling interest											$ 615	¥ 4,000
Carrying amount of equity method investments						4,800		32,300		¥ 31,400
Impairment charges on long-term investments						$ 92	¥ 597	245	¥ 117
Uber
Schedule of Investments [Line Items]
Gains recognized on share exchange transaction | ¥								2,000
Certain Group of Assets and Subsidiaries
Schedule of Investments [Line Items]
Aggregate deconsolidated gain | ¥								1,400
Mobile Game Business
Schedule of Investments [Line Items]
Gains recognized on share exchange transaction				$ 142	¥ 923
China United Network Communication Limited [Member]
Schedule of Investments [Line Items]
Total purchase consideration											$ 1,100	¥ 7,000
Xiaodu Life Technology Ltd
Schedule of Investments [Line Items]
Gains recognized on share exchange transaction		$ 712	¥ 4,600
Qunar | Class A Ordinary Shares
Schedule of Investments [Line Items]
Number of shares exchanged | shares	178,702,519
Qunar | Class B Ordinary Shares
Schedule of Investments [Line Items]
Number of shares exchanged | shares	11,450,000
Ctrip.com International, Ltd
Schedule of Investments [Line Items]
Number of shares newly-issued in exchange | shares	11,488,381
Equity method investment, percentage of ownership						19.00%				19.00%
Fair value of equity investment						$ 4,600		¥ 29,200		¥ 30,200
Ctrip.com International, Ltd | Total Other Income, Net
Schedule of Investments [Line Items]
Gains recognized on share exchange transaction | ¥									¥ 24,400